Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed stock options under the Qualified.com, Inc. 2019 Equity Incentive Plan
Amount Registered | shares	220,624
Proposed Maximum Offering Price per Unit	20.27
Maximum Aggregate Offering Price	$ 4,472,048.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 617.59
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement on Form S-8 (this 'Registration Statement') shall also cover any additional shares of common stock, par value $0.001 per share (the 'Common Stock') of Salesforce, Inc. (the 'Registrant') that become issuable under the Qualified.com, Inc. 2019 Equity Incentive Plan (the 'Plan') by reason of an event such as any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) The Proposed Maximum Offering Price Per Unit has been estimated in accordance with Rule 457(h) under the Securities Act based the weighted-average exercise price per share of the assumed stock options. (3) The Registrant does not have any fee offsets.